Primary and secondary segments reporting - Schedule of reconciliation of consolidated profit after tax to operating profit before tax (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of underlying results to statutory results
Net interest income		€ 38,619	€ 33,370	€ 31,994
Net fee income		11,790	10,502	10,015
Gains (losses) on financial transactions		1,653	1,563	2,187
Other operating income		55	969	83
Total income		52,117	46,404	44,279
Administrative expenses, depreciation and amortisation		(23,903)	(21,415)	(21,130)
Net operating income		28,214	24,989	23,149
Net loan-loss provisions		(10,836)	(7,436)	(12,432)
Other gains (losses) and provisions		(2,128)	(3,006)	(12,793)
Operating profit/(loss) before tax	€ 3,829	15,250	14,547	(2,076)
Tax on profit	€ (69)	(4,486)	(4,894)	(5,632)
Profit/(loss) from continuing operations		10,764	9,653	(7,708)
Profit from discontinued operations (net)		0	0	0
Profit/(loss) for the year		10,764	9,653	(7,708)
Non-controlling interests		1,159	1,529	1,063
Attributable profit to the parent		9,605	8,124	(8,771)
Release of provision corresponding to results from commitments and contingent risks		(27)	29	50
Underlying results
Reconciliation of underlying results to statutory results
Net interest income		38,619	33,370	31,994
Net fee income		11,790	10,502	10,015
Gains (losses) on financial transactions		1,653	1,563	2,187
Other operating income		92	969	404
Total income		52,154	46,404	44,600
Administrative expenses, depreciation and amortisation		(23,903)	(21,415)	(20,967)
Net operating income		28,251	24,989	23,633
Net loan-loss provisions		(10,509)	(7,436)	(12,174)
Other gains (losses) and provisions		(2,492)	(2,293)	(1,785)
Operating profit/(loss) before tax		15,250	15,260	9,674
Tax on profit		(4,486)	(5,076)	(3,516)
Profit/(loss) from continuing operations		10,764	10,184	6,158
Profit from discontinued operations (net)		0	0	0
Profit/(loss) for the year		10,764	10,184	6,158
Non-controlling interests		1,159	1,530	1,077
Attributable profit to the parent		9,605	8,654	5,081
Release of provision corresponding to results from commitments and contingent risks		(27)	29	50
Adjustments
Reconciliation of underlying results to statutory results
Net interest income		0	0	0
Net fee income		0	0	0
Gains (losses) on financial transactions		0	0	0
Other operating income		(37)	0	(321)
Total income		(37)	0	(321)
Administrative expenses, depreciation and amortisation		0	0	(163)
Net operating income		(37)	0	(484)
Net loan-loss provisions		(327)	0	(258)
Other gains (losses) and provisions		364	(713)	(11,008)
Operating profit/(loss) before tax		0	(713)	(11,750)
Tax on profit		0	182	(2,116)
Profit/(loss) from continuing operations		0	(531)	(13,866)
Profit from discontinued operations (net)		0	0	0
Profit/(loss) for the year		0	(531)	(13,866)
Non-controlling interests		0	(1)	(14)
Attributable profit to the parent		€ 0	€ (530)	€ (13,852)